FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]
NOTE 25 -	FINANCIAL INSTRUMENTS

A.	Financial risk management

1.	General

The Company's activity exposes it to a variety of financial risks which include market risks, credit risks and liquidity risks. At each period, the Group examines the aforesaid financial risks and makes decisions accordingly.

Risk management is carried out by the Company's management, which identifies, evaluates and defines the risks as much as possible.

The Company does not have material balances of assets and financial liabilities that are linked to any base and thus information about linkage bases of balances is excluded.

2.	Financial risk factors

The Group has exposure to the following risks from its use of financial instruments:

A.	Unquoted equity instruments risk

Investment in unquoted equity instrument is sensitive to market price risk arising from uncertainties about future value of this investment. The Company's Board reviews and approves all decisions related to investment in unquoted equity instrument. As of December 31, 2024 and 2023, exposure to investment in one unquoted equity instrument measured at fair value was $1,631 and $2,285, respectively. See also Note 8 above.

B.	Price risks of Company's common share

As of December 31, 2024, the Company is exposed to risks arising from changes in the price of its warrants and prefunded warrants measured at fair value through profit or loss as resulted from issuance of warrants to investors through private placement offering transaction and settlement agreements and issuance of the prefunded warrants as compensation to related party due to personal guarantees provided (see also Note 16 above). The fair value of such derivative liabilities is subject the Company to recognize losses in case there will be change in the price of the Company's ordinary share. However, the settlement of these liabilities will be through the exercise of the Company’s common shares.

C.	Liquidity risk

Since its inception date, the Company has financed its business activities through raising capital, inter alia, through public offering, non-broker private placement transactions and credits from bank institution and others.

As of December 31, 2024, the Company’s negative working capital amounted to $11,554 thousand . Based on the Group's working capital position as of December 31, 2024, management considers liquidity risk to be high.

The Company's policy is to manage its liquidity by examining current forecasts to manage the cash for operational needs in the normal course of business. Depending on current needs, the Company periodically carries out additional raising of capital.

D.	Credit risks

1.
As of December 31, 2024, the cash is mostly deposited in various bank institutions in Israel and Germany. The management regularly evaluates the financial strength of the financial institutions with which the Company engages. Accordingly, the Company's management believes that the credit risk to these balances is low.

The Group is exposed to credit risks resulting from its operating activities (mainly from outstanding trade receivables). Upon the preparation of forecasted credit losses, the Company uses its previous experience and information accrued from different financial resources. Based on that, the Company segregates its customers to classes according to the different risk levels in a manner in which it can estimate the probability of a credit default.

2.	Below is the breakdown of the Company’s financial assets subject to credit risks:
	December 31,
	2024	2023

Cash	$863	$1,813
Restricted cash deposit	$64	$-
Trade receivables	$13,803	$7,651

E.	Currency rate risk:

As of December 31, 2024, a portion of the Group's financial assets and liabilities denominated in EUR, NIS and USD currency consist of cash in the amount of EUR 293 thousand (approximately $196), NIS 551 thousand (approximately $1,397), USD nil thousand (approximately $nil), respectively. The Group's objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in NIS. The Group does not currently use foreign exchange contracts to hedge its exposure to its foreign currency cash flows as management has determined that this risk is not significant at this point of time.

B.	Fair value of financial instruments

The Company's financial instruments that are included in the working capital include cash, restricted cash deposit, trade receivables, other current assets, trade payables, other current liabilities and credits from bank institutions and others. The balances of the financial instruments as stated in the balance sheet as of December 31, 2024 and 2023, constitute an approximation to their fair value.

In addition, the Company has operating lease liabilities and convertible debentures that are measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method (see also Note 11 and Note 15 above, respectively). Taking into consideration the balance of such liabilities and that there has not been a significant change in the discount rate used for recognition of the liabilities and the current discount rate, the carrying amount constitutes an approximation of fair value.

C.	A summary of financial instruments broken down by group:

	December 31,
	2024	2023

Financial assets measured at depreciated cost
Cash	$863	$1,813
Restricted cash deposit	64	-
Trade receivables	13,803	7,651
Other current assets	2,876	3,679
	17,606	13,143
Financial liabilities measured at depreciated cost
Operating leasing liabilities (including current maturity)	433	1,269
Credit from bank institution and others (including current maturity)	15,145	12,513
Convertible debentures	1,968	-
Trade payables	11,159	9,223
Accrued purchase consideration liabilities	-	2,097
Other current liabilities	4,392	5,314
	33,097	30,416

Financial liabilities measured at fair value
Put option liability	-	2,697
Derivative warrants liabilities and prefunded warrants	$1,968	$38

D.	Company capital risk management policy

The objectives of the Group's capital risk management policy are to preserve its ability to continue operating as a going concern in order to provide shareholders with a return on their investment, and to maintain an optimal capital structure in order to reduce capital costs.

The Company may take various steps in order to preserve or adjust its capital structure, including the issuance of new shares and options by way of capital raising rounds in order to comply with obligations repayment and continue its activity.